Property and Equipment, Net	12 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 10 – Property and equipment, net

Property and equipment consist of the following:

	June 30, 2021	June 30, 2020

Office equipment and furniture	$340,055	$311,041
Vehicle	322,138	293,953
Leasehold improvements	392,741	415,092
Less: accumulated depreciation and amortization	(864,039)	(583,761)
Total	$190,895	$436,325

Depreciation and amortization expense for the years ended June 30, 2021, 2020 and 2019 amounted to $277,500, $210,905 and $133,621, respectively.